Note 18 - Corporate Administration	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of general and administrative expense [text block]

18. Corporate administration

	2021	2020
Administration and office costs	$25,833	$27,203
Share-based compensation(1)	1,301	18,471
Corporate administration	$27,134	$45,674

(1)	Relates to the share-based compensation liability of $11.4 million as at December 31, 2021 (December 31, 2020 - $28.2 million).